BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
Federal Home Loan Banks [Abstract]
Schedule of maturities of outstanding FHLB advances
	At December 31,
Maturity	2015	2014
Year one	$13,000,000	$12,500,000
Year two	-	-
Year three	-	-
Year four	-	-
Year five	-	-
Thereafter	-	-

	$13,000,000	$12,500,000